Share Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
23	Share based compensation

(a)	Share-based compensation plans of the Company
The Group has adopted three share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme and the 2017 Option Plan.

(i)	2014 Share Incentive Plan
2014 Share Incentive Plan was approved by the then board of directors of the Company in October 2014 prior to the Reverse Acquisition. According to the 2014 Share Incentive Plan, 96,704,847 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee
directors, and consultants as determined by the board of directors of the Company. The options will be exercisable only if option holder continues employment or provide services through each vesting date. The maximum term of any issued stock option is ten years from the grant date.
Some granted options follow the first category vesting schedule, one-fourth
(1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth
(1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter. Some granted options follow the second category vesting schedule, one-fourth
(1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth
(1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years). For the third category vesting schedule, all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2018	53,498,273	0.21	2.09
Anti-dilution adjustments	4,731,938	—	—
Forfeited	(1,494,002)	0.24	2.05

Outstanding as at December 31, 2018	56,736,209	0.19	1.94

Vested and expected to vest as at December 31, 2018	55,921,341	0.19	1.94
Exercisable as at December 31, 2018	50,155,161	0.18	1.94
Non vested as at December 31, 2018	6,581,048	0.25	1.91
Outstanding as at January 1, 2019	56,736,209	0.19	1.94
Exercised	(42,091,694)	0.18	1.97
Forfeited	(747,211)	0.20	2.04

Outstanding as at December 31, 2019	13,897,304	0.23	1.92

Vested and expected to vest as at December 31, 2019	13,670,469	0.23	1.92
Exercisable as at December 31, 2019	12,007,012	0.23	1.91
Non vested as at December 31, 2019	1,890,292	0.24	1.92
Outstanding as at January 1, 2020	13,897,304	0.23	1.92
Exercised	(7,866,422)	0.23	1.91
Forfeited	(46,982)	0.27	1.91

Outstanding as at December 31, 2020	5,983,900	0.23	1.93

Vested and expected to vest as at December 31, 2020	5,983,900	0.23	1.93
Exercisable as at December 31, 2020	5,983,900	0.23	1.93
Non vested as at December 31, 2020	—	—	—
The weighted average price of the shares at the time these options were exercised was US$7.46 per share (equivalent to approximately RMB48.68) and US$6.76 per share (equivalent to approximately RMB44.11) during the year
s
ended December 31, 2019 and 2020 (December 31, 2018: Nil).

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options December 31, 2019	Share options December 31, 2020
March 1, 2015	February 28, 2025	US$	0.000076	339,001	278,801
March 1, 2015	February 28, 2025	US$	0.27	394,470	50,000
March 1, 2015	February 28, 2025	US$	0.000076	1,407,820	460,220
March 1, 2015	February 28, 2025	US$	0.27	1,409,162	417,410
March 30, 2015	March 29, 2025	US$	0.27	1,953,472	700,882
July 1, 2015	June 30, 2025	US$	0.27	—	—
October 1, 2015	September 30, 2025	US$	0.27	245,826	125,100
December 31, 2015	December 30, 2025	US$	0.27	1,529,224	599,658
December 31, 2015	December 30, 2025	US$	0.000076	90,302	—
March 1, 2016	February 28, 2026	US$	0.27	255,377	107,889
March 31, 2016	March 30, 2026	US$	0.27	156,498	98,938
June 1, 2016	May 30, 2026	US$	0.27	—	—
June 30, 2016	June 29, 2026	US$	0.000076	163,272	81,638
June 30, 2016	June 29, 2026	US$	0.27	5,952,880	3,063,364

Total				13,897,304	5,983,900

Weighted average remaining contractual life of options outstanding at end of period:				5.87	5.01

(ii)	2017 Restricted Share Scheme and 2017 Option Plan
Followed the completion of the Reverse Acquisition, the Company has reserved certain ordinary shares to be issued to any qualified employees of Tencent Music Business transferred to the Group.
Pursuant to the RSUs agreements under 2017 Restricted Share Scheme, subject to grantee’s continued services to the Group through the applicable vesting date, some RSUs follow the first category of vesting schedule, one-fourth
(1/4) of which shall vest eighteen months after grant date, and one-fourth
(1/4) every year after. Some granted RSUs shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter. Other granted RSUs shall follow the third vesting schedule, which were divided into range of half, one to third and one to fourth tranches on an equal basis as at their grant dates, and the tranches will become exercisable in each subsequent year.

Movements in the number of RSUs for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Number of awarded shares
	Year ended December 31,
	2018	2019	2020
Outstanding as at January 1	8,141,664	13,724,100	26,659,516
Anti-dilution adjustments	719,968	—	—
Granted	5,335,010	19,567,514	24,156,236
Vested	—	(5,700,520)	(7,732,794)
Forfeited	(472,542)	(931,578)	(2,071,596)

Outstanding as at December 31	13,724,100	26,659,516	41,011,362

Expected to vest as at December 31	10,318,030	24,377,060	37,672,420
The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the years ended December 31, 2018, 2019 and 2020 was US$6.12 per share (equivalent to approximately RMB39.93 per share), US$7.07 per share (equivalent to approximately RMB46.13 per share) and US$6.68 per share (equivalent to approximately RMB43.59 per share) respectively.

Share options granted are generally subject to a four batches vesting schedule as determined by the board of directors of the grant.
One-fourth
(1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth
(1/4) of which vest upon every year thereafter.

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Non vested as at December 31, 2017	26,961,386	1.89	2.17
Outstanding as at January 1, 2018	26,961,386	1.89	2.17
Anti-dilution adjustments	2,384,714	—	—
Granted	7,777,224	6.76	3.27
Forfeited	(1,037,021)	1.35	1.85

Outstanding as at December 31, 2018	36,086,303	2.75	2.24

Vested and expected to vest as at December 31, 2018	28,604,121	2.58	2.38
Exercisable as at December 31, 2018	7,252,971	1.76	1.75
Non vested as at December 31, 2018	28,833,332	3.00	2.47
Outstanding as at January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(9,696,202)	1.78	1.95
Forfeited	(1,743,373)	2.67	2.33

Outstanding as at December 31, 2019	26,640,508	3.43	2.39

Vested and expected to vest as at December 31, 2019	25,329,481	3.44	2.38
Exercisable as at December 31, 2019	6,065,968	2.45	2.04
Non vested as at December 31, 2019	20,574,540	3.71	2.50
Outstanding as at January 1, 2020	26,640,508	3.43	2.39
Granted	4,992,390	6.44	2.70
Exercised	(10,026,018)	2.64	1.92
Forfeited	(455,694)	6.27	3.01

Outstanding as at December 31, 2020	21,151,186	4.45	2.68

Vested and expected to vest as at December 31, 2020	20,097,190	4.44	2.68
Exercisable as at December 31, 2020	4,762,058	3.05	2.74
Non vested as at December 31, 2020	16,389,128	4.86	2.66
The weighted average price of the shares at the time these options were exercised was US$6.79 per share (equivalent to approximately RMB44.30) and US$7.66 per share (equivalent to approximately RMB49.98) during the year
s
ended December 31, 2019 and 2020.
The fair value of share options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model are presented below:

	Granted in
	2018	2019	2020
Risk free interest rate	2.97%-3.21%	2.08%	0.71%-0.91%
Expected dividend yield	0%	0%	0%
Expected volatility	50%-60%	40%	40%-42.5%
Exercise multiples	2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years
Share options outstanding at the end of the year have the following expiry date and exercise prices:

				Share options as at December 31,
Grant Date	Expiry date	Exercise price		2019	2020
June 16, 2017	June 15, 2027	US$	2.32	7,889,968	2,738,756
August 31, 2017	August 30, 2027	US$	0.27	4,513,508	2,748,802
December 20, 2017	December 19, 2027	US$	2.32	5,551,752	3,973,756
April 16, 2018	April 15, 2028	US$	4.04	975,000	650,000
October 17, 2018	October 16, 2028	US$	7.14	5,716,500	4,667,500
June 14, 2019	June 13, 2029	US$	7.05	1,993,780	1,637,002
June 12, 2020	June 12, 2030	US$	6.20	—	4,285,570
August 15, 2020	August 15, 2030	US$	7.56	—	208,790
October 15, 2020	October 15, 2030	US$	7.17	—	71,930
December 15, 2020	December 15, 2030	US$	9.53	—	169,080

Total				26,640,508	21,151,186

Weighted average remaining contractual life of options outstanding at end of year:				8.07	7.74

(b)	Share-based compensation plans of Tencent
Tencent operates a number of share-based compensation plans (including share option scheme and share award scheme) and granted certain share options and shares awards to the employees of the Group prior to the Merger in July 2016. No new grant to the employees of the Group by Tencent during the years ended December 31, 2018, 2019 and 2020.
Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth
(1/4) upon the first anniversary of the grant date, and
one-fourth
(1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth
(1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth
(1/5) every year after.

RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third
(1/3) or
one-fourth
(1/4) shall vest accordingly. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant. Movements in the number of share options of Tencent relevant to the Group outstanding is as follows:

	Number of shares	Average exercise price (HK$)	Weighted- average grant date fair value (HK$)
Outstanding as at January 1, 2018	85,335	208.93	64.43
Exercised	(10,235)	150.16	47.30

Outstanding as at December 31, 2018	75,100	216.94	66.76

Vested and expected to vest as at December 31, 2018	63,462	214.53	66.11
Exercisable as at December 31, 2018	24,212	207.49	64.21
Non vested as at December 31, 2018	50,888	221.43	67.97
Outstanding as at January 1, 2019	75,100	216.94	66.76
Exercised	(10,000)	174.86	55.42

Outstanding as at December 31, 2019	65,100	223.40	68.50

Vested and expected to vest as at December 31, 2019	63,626	223.28	68.47
Exercisable as at December 31, 2019	35,605	219.24	67.38
Non vested as at December 31, 2019	29,495	228.43	69.86
Outstanding as at January 1, 2020	65,100	223.40	68.50
Exercised	(18,060)	215.84	66.46

Outstanding as at December 31, 2020	47,040	226.30	69.29

Vested and expected to vest as at December 31, 2020	46,635	225.90	69.18
Exercisable as at December 31, 2020	38,937	216.72	66.70
Non vested as at December 31, 2020	8,103	272.36	81.70
The weighted average price of the shares at the time these options were exercised was HK$322.79 (equivalent to approximately RMB271.65), HK$330.2 (equivalent to approximately RMB277.89), and HK$529.38 per share (equivalent to approximately RMB445.51), during the year
s
ended December 31, 2018, 2019 and 2020.
The fair values of employee stock options were valued using the Binomial option-pricing model.
Share options outstanding at the end of the year have the following expiry date and exercise prices:

				Share options
				as at December 31,
Grant Date	Expiry date	Exercise price		2019	2020
July 6, 2016	July 5, 2023	HK$	174.86	32,690	22,220
July 10, 2017	July 9, 2024	HK$	272.36	32,410	24,820

Total				65,100	47,040

Movements in the number of awarded shares for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Number of awarded shares Year ended December 31,
	2018	2019	2020
Outstanding as at January 1	430,418	187,948	54,575
Forfeited	(4,718)	(9,037)	(6,497)
Vested and transferred	(237,752)	(124,336)	(45,763)

Outstanding as at December 31	187,948	54,575	2,315

Expected to vest as at December 31	166,321	48,977	2,199
The fair value of the awarded shares was calculated based on the market price of the Tencent’s shares at the respective grant date. The expected dividends during the vesting period have been taken into account when assessing the fair value of these awarded shares.
The outstanding awarded shares as at December 31, 2020 were divided into two to five tranches on an equal basis as at their grant dates. The first tranche can be exercised immediately or after a specified period ranging from four months to four years from the grant date, and the remaining tranches will become exercisable in each subsequent year. The optionee may elect at any time while remains an employee, to exercise any part or all of the vested options before the expiry date.

(c)	Expected retention rate of grantees
The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. As at December 31, 2019 and 2020, the Expected Retention Rate of the Group was assessed to be 88%-95%.